Notes Payable (Tables)	6 Months Ended
Jun. 30, 2017
Notes Payable Tables
Notes payable

	June 30, 2017	December 31, 2016

Notes payable-NextGen dated February 8, 2017. Interest is payable semi-annually at 6.5% through February 9, 2019 and 8.5% through maturity which is February 8, 2020.	$1,333,334	$-
Notes payable-private placement dated March 31, 2017. Interest is payable at maturity and accrues at 6.5% through March 31, 2019 and 8.5% through maturity which is March 31, 2020.	667,000	-
Convertible note payable-related party dated July 13, 2016. Interest rate of 6.0% which is accrued and paid at maturity. Note matures on July 26, 2026. Note is convertible into common stock, in whole at any time before maturity at the option of the holder at $.75 per share.	-	197,358
Less: Debt discount	(627,375)	(196,076)
Current portion	$-	$-
Long-term portion	$1,372,959	$1,282